Non-Operating Revenue	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Non-Operating Revenue

NOTE 9 – NON-OPERATING REVENUE

Non-operating revenue mainly consists of rental revenue. For the quarter ended September 30, 2017, fiscal year ended December 31, 2016 and 2015, Yangshuo has recognized its rental revenue in an amount of $24,684, $26,852 and $21,512, respectively.

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2016:

Year ending December 31:
2017	$31,687
2018	24,917
2019	9,729
2020	6,557
Total minimum future rentals receivable	$72,890